UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                                 -------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:      Shay Assets Management, Inc.
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Address:   230 West Monroe Street, Suite 2810
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           Chicago, IL 60606
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           -------------------------------------------------


Form 13F File Number: 28-7232
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      Edward E. Sammons, Jr.
           -------------------------------------------------

Title:     President
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Phone:     (312) 214-6590
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Signature, Place, and Date of Signing:


/s/ Edward E. Sammons, Jr.       Chicago, IL                   8/9/99
------------------------------   ---------------------------   -----------------
Signature                        City, State                   Date


Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   NONE
                                             --------------------

Form 13F Information Table Entry Total:               32
                                             --------------------

Form 13F Information Table Value Total:      $      179,029
                                             --------------------
                                                 (thousands)

   COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6         COLUMN 7       COLUMN 8

                                                                                 INVESTMENT DISCRETION
                                                   VALUE      SHRS OR  SH/  PUT/        SHARED  SHARED   OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT  PRN  CALL  SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
--------------         --------------   -----     --------    -------  ---  ---- -----  -------  -----  --------  ----  ------  ----

Abbott Laboratories        common     002824100   $6,052      133,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Albertsons Inc             common     013104104   $5,981      116,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

American Express           common     025816109   $2,603       20,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Automatic Data Processing  common     053015103   $6,600      150,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Berkshire Hathaway         common     084670108   $2,756           40              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Campbell Soup Company      common     134429109   $6,493      140,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Clorox Co                  common     189054109   $4,913       46,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Coca-Cola Company          common     191216100   $5,750       92,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Disney Walt Co             common     254687106   $5,546      180,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Electronic Data Systems    common     285661104   $6,505      115,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Emerson Electric Co        common     291011104   $6,445      102,500              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Fannie Mae                 common     313586109   $6,427       94,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Freddie Mac                common     313400301   $6,322      109,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Gannett Co Inc             common     364730101   $6,245       87,500              X                              X
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Gap Inc                    common     364760108   $7,556      150,000              X                              X
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

   COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6         COLUMN 7       COLUMN 8

                                                                                 INVESTMENT DISCRETION
                                                   VALUE      SHRS OR  SH/  PUT/        SHARED  SHARED   OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT  PRN  CALL  SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
--------------         --------------   -----     --------    -------  ---  ---- -----  -------  -----  --------  ----  ------  ----

Genuine Parts Co           common     372460105   $1,750       50,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Gillette Co                common     375766102   $4,797      117,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Hewlett-Packard Co         common     428236103   $5,528       55,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Hubbell Inc - Class B      Class B    443510201   $3,176       70,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Intel Corp                 common     458140100   $7,021      118,000              X                              X
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Int'l Flavors & Fragrances common     459506101   $6,213      140,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Interpublic Group of Cos   common     460690100   $6,670       77,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Johnson & Johnson          common     478160104   $6,811       69,500              X                              X
------------------------------------------------------------------------------------------------------------------------------------

M&T Bank Corp              common     55261F104   $2,200        4,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

McDonald's Corp            common     580135101   $5,371      130,000              X                              X
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Merck & Co                 common     589331107   $6,290       85,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Microsoft Corp             common     594918104   $7,215       80,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Philip Morris Companies    common     718154107   $6,229      155,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Pitney Bowes Inc           common     724479100   $5,590       87,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Sysco Corporation          common     871829107   $6,410      215,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------


   COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6         COLUMN 7       COLUMN 8

                                                                                 INVESTMENT DISCRETION
                                                   VALUE      SHRS OR  SH/  PUT/        SHARED  SHARED   OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT  PRN  CALL  SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
--------------         --------------   -----     --------    -------  ---  ---- -----  -------  -----  --------  ----  ------  ----

Wal-Mart Stores            common     931142103   $6,514      135,000              X                              X
------------------------------------------------------------------------------------------------------------------------------------

Walgreen Company           common     931422109   $5,053      172,000              X                              X
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COLUMN TOTALS                                   $179,029
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